OMB APPROVAL
	OMB Number:	3235-0570
	Expires:	November 30, 2005
UNITED STATES	Estimated average burden hours per response. . . . . . . . . . . . . . . . .5.0
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-05642

American Income Fund, Inc.
(Exact name of registrant as specified in charter)

800 Nicollet Mall, Minneapolis, MN			55402
(Address of principal executive offices)			(Zip code)

Charles D. Gariboldi 800 Nicollet Mall, Minneapolis, MN 55402
(Name and address of agent for service)

Registrant’s telephone number, including area code:		800-677-3863

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Report to Shareholders

AMERICAN

INCOME

FUND

MRF

April 30, 2005

Semiannual Report

AMERICAN INCOME FUND

Our Image – George Washington

His rich legacy as patriot and leader is widely recognized as embodying the sound judgment, reliability, and strategic vision that are central to our brand. Fashioned in a style reminiscent of an 18th century engraving, the illustration conveys the symbolic strength and vitality of Washington,which are attributes that we value at First American.

Table of Contents

2	Financial Statements

6	Notes to Financial Statements

18	Schedule of Investments

32	Notice to Shareholders

NOT FDIC INSURED     NO BANK GUARANTEE     MAY LOSE VALUE

Portfolio Allocation

As a percentage of total assets on April 30, 2005

2005 Semiannual Report

American Income Fund

Financial STATEMENTS (Unaudited)

Statement of Assets and Liabilities April 30, 2005

Assets:
Investments in unaffiliated securities, at value* (note 2)	$118,890,222
Investment in affiliated money market fund, at value** (note 3)	697,355
Cash	24,833
Receivable for variation margin	19,688
Receivable for accrued interest	999,496
Prepaid expenses and other assets	35,536
Total assets	120,667,130
Liabilities:
Options written, at value	2,906
Payable for investment securities purchased	17,801,844
Payable for reverse repurchase agreements (note 2)	18,908,241
Payable for investment advisory fees (note 3)	45,301
Payable for administrative fees (note 3)	6,902
Payable for interest expense	22,488
Payable for other expenses	27,713
Total liabilities	36,815,395
Net assets applicable to outstanding capital stock	$83,851,735
Composition of net assets:
Capital stock and additional paid-in capital	$96,042,921
Distributions in excess of net investment income	(276,166)
Accumulated net realized loss on investments	(12,136,470)
Net unrealized appreciation of investments	366,270
Net unrealized depreciation of futures contracts	(157,069)
Net unrealized appreciation of options written	12,249
Total–representing net assets applicable to capital stock	$83,851,735
*Investments in unaffiliated securities, at cost	$118,523,952
**Investments in affiliated money market fund, at cost	$697,355
Net asset value and market price of capital stock:
Net assets outstanding	$83,851,735
Shares outstanding (authorized 200 million shares of $0.01 par value)	9,454,221
Net asset value per share	$8.87
Market price per share	$8.03

See accompanying Notes to Financial Statements.

2005 Semiannual Report

American Income Fund

Statement of Operations For the Six Months Ended April 30, 2005

Investment income:
Interest from unaffiliated securities	$3,354,192
Dividends from affiliated money market fund	11,201
Total investment income	3,365,393
Expenses (note 3):
Investment advisory fees	275,263
Interest expense	251,243
Administrative fees	42,348
Custodian fees	4,235
Transfer agent fees	16,893
Registration fees	10,538
Reports to shareholders	18,391
Directors' fees	1,005
Audit and legal fees	13,718
Other expenses	11,598
Total expenses	645,232
Net investment income	2,720,161
Net realized and unrealized gains (losses) on investments in securities, futures contracts, and options written (notes 2 and 4):
Net realized gains on:
Investments in securities	50,222
Futures contracts	60,677
Options written	53,402
Net change in unrealized appreciation or depreciation of:
Investments in securities	(2,900,775)
Futures contracts	148,715
Options written	12,249
Net loss on investments	(2,575,510)
Net increase in net assets resulting from operations	$144,651

See accompanying Notes to Financial Statements.

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American Income Fund

Financial STATEMENTS (Unaudited) continued

Statement of Cash Flows For the Six Months Ended April 30, 2005

Cash flows from operating activities:
Net increase in net assets resulting from operations	$144,651
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Purchases of investments	(92,211,992)
Proceeds from sales of investments	111,383,212
Net sales of short-term securities	1,549,504
Net amortization of bond discount and premium	(10,878)
Net unrealized depreciation of investments in securities, futures contracts, and options written	2,739,811
Net realized gains on investments in securities, futures contracts, and options written	(164,301)
Net premiums received for options written	15,155
Decrease in accrued interest receivable	118,774
Increase in other assets	(24,851)
Net change in variation margin	(68,875)
Decrease in accrued fees and expenses	(5,858)
Net cash provided by operating activities	23,464,352
Cash flows from financing activities:
Net purchases of mortgage dollar roll transactions	(17,800,937)
Net proceeds from reverse repurchase agreements	(2,655,510)
Distributions paid to shareholders	(2,996,327)
Net cash used by financing activities	(23,452,774)
Net increase in cash	11,578
Cash at beginning of period	13,255
Cash at end of period	$24,833
Supplemental disclosure of cash flow information: Cash paid for interest	$248,927

See accompanying Notes to Financial Statements.

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American Income Fund

Statements of Changes in Net Assets

	Six Months Ended 4/30/05 (Unaudited)	Year Ended 10/31/04
Operations:
Net investment income	$2,720,161	$5,975,168
Net realized gain (loss) on: Investments in securities	50,222	1,821,219
Futures contracts	60,677	(478,981)
Options written	53,402	135,111
Net change in unrealized appreciation or depreciation of:
Investments in securities	(2,900,775)	(60,094)
Futures contracts	148,715	(305,784)
Options written	12,249	(27,784)
Net increase in net assets resulting from operations	144,651	7,058,855
Distributions to shareholders (note 2):
From net investment income	(2,996,327)	(5,975,168)
From return of capital	-	(51,902)
Total distributions	(2,996,327)	(6,027,070)
Total increase (decrease) in net assets	(2,851,676)	1,031,785
Net assets at beginning of period	86,703,411	85,671,626
Net assets at end of period	$83,851,735	$86,703,411
Distributions in excess of net investment income	$(276,166)	$-

See accompanying Notes to Financial Statements.

2005 Semiannual Report

American Income Fund

Notes to Financial STATEMENTS (Unaudited)

(1) Organization	American Income Fund, Inc. (the "fund") is registered under the Investment Company Act of 1940 as a diversified, closed-end management investment company. The fund invests in fixed-income securities, primarily in mortgage-backed securities. The fund also invests in other debt securities, such as collateralized mortgage obligations (CMOs) and asset-backed securities, high-yield bonds, corporate bonds, and preferred stock. The fund will invest at least 65% of its total assets in investment-grade securities under normal market conditions. No more than 35% of the fund's total assets may be held in high-yield issues. The fund is authorized to borrow funds or issue senior securities in amounts not exceeding 331/3% of its total assets. Fund shares are listed on the New York Stock Exchange under the symbol MRF.

(2) Summary of Significant Accounting Policies	Security Valuations

Security valuations for the fund's investments are furnished by one or more independent pricing services that have been approved by the fund's board of directors. Debt obligations exceeding 60 days to maturity are valued by an independent pricing service. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula-driven valuation techniques. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings, and general market conditions. Securities for which prices are not available from an independent pricing service but where an active market exists are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund's board of

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American Income Fund

directors. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold. If events occur that materially affect the value of securities (including non-U.S. securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities will be valued at fair value. As of April 30, 2005, the fund held no fair valued securities. Debt obligations with 60 days or less remaining until maturity will be valued at their amortized cost, which approximates market value. Security valuations are performed once a week and at the end of each month.

Securities Transactions and Investment Income

For financial statement purposes, the fund records security transactions on the trade date of the security purchase or sale. Dividend income is recorded on the ex-dividend date. Interest income, including accretion of bond discounts and amortization of bond premiums, is recorded on an accrual basis. Security gains and losses are determined on the basis of identified cost, which is the same basis used for federal income tax purposes.

Reverse Repurchase Agreements

Reverse repurchase agreements involve the sale of a portfolio-eligible security by the fund, coupled with an agreement to repurchase the security at a specified date and price. Reverse repurchase agreements may increase volatility of the fund's net asset value and involve the risk that interest costs on money borrowed may exceed the return on securities purchased with that borrowed money. Reverse repurchase agreements are considered to

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American Income Fund

Notes to Financial STATEMENTS (Unaudited) continued

be borrowings by the fund, and are subject to the fund's overall restriction on borrowing under which it must maintain asset coverage of at least 300%. For the six months ended April 30, 2005, the weighted average borrowings outstanding were $20,407,151. The weighted average interest rate was 2.47%.

Futures Transactions

In order to protect against changes in interest rates the fund may enter into interest rate futures. Upon entering into a futures contract, the fund is required to deposit cash or pledge U.S. government securities in an amount equal to five percent of the purchase price indicated in the futures contract (initial margin). Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying security or securities, are made or received by the fund each day (daily variation margin) and recorded as unrealized gains (losses) until the contract is closed. When the contract is closed, the fund records a realized gain (loss) equal to the difference between the proceeds from (or cost of) the closing transaction and the fund's basis in the contract.

Risks of entering into futures contracts, in general, include the possiblity that there will not be a perfect price correlation between the futures contracts and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures postion prior to its maturity date. Third, the purchase of a futures contract involves the risk that the fund could lose more than the original margin deposit required to initiate a futures transaction. These contracts involve market risk in excess of the amount reflected in the fund's statement of assets and liabilities. Unrealized gains (losses) on outstanding positions in futures contracts held at the

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American Income Fund

close of the year will be recognized as capital gains (losses) for federal income tax purposes.

Options Transactions

The fund may utilize options in an attempt to manage market or business risk or enhance its yield. When a call or put option is written, an amount equal to the premium received is recorded as a liability. The liability is marked-to-market daily to reflect the current market value of the option written. When a written option expires, a gain is realized in the amount of the premium originally received. If a closing purchase contract is entered into, a gain or loss is realized in the amount of the original premium less the cost of the closing transaction. If a written call is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security that is purchased upon exercise of the option.

Purchased options are recorded as investments and marked-to-market daily to reflect the current market value of the option contract. If a purchased option expires, a loss is realized in the amount of the cost of the option. If a closing transaction is entered into, a gain or loss is realized, to the extent that the proceeds from the sale are greater or less than the cost of the option. If a put option is exercised, a gain or loss is realized from the sale of the underlying security by adjusting the proceeds from such sale by the amount of the premium originally paid. If a call option is exercised, the cost of the security purchased upon exercise is increased by the premium originally paid.

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American Income Fund

Notes to Financial STATEMENTS (Unaudited) continued

The following options written were outstanding as of April 30, 2005.

Put Option Written	Expiration Date	Exercise Price	Number of Contracts	Market Value
U.S. 10 year Treasury Futures	Jun-05	108	5	$156
Total put options outstanding (premiums received $1,638)				$156
Call Options Written	Expiration Date	Exercise Price	Number of Contracts	Market Value
U.S. 10 year Treasury Futures	Jun-05	113	6	$750
U.S. 10 year Treasury Futures	Jun-05	113	16	2,000
Total call options outstanding (premiums received $13,517)				$2,750

Transactions in options written for the six months ended April 30, 2005, were as follows:

	Put Options Written		Call Options Written
Balance at	Number of Contracts	Premium Amount	Number of Contracts	Premium Amount
October 31, 2004	-	$-	-	$-
Opened	74	33,148	73	37,979
Expired	(51)	(22,228)	(18)	(8,249)
Closed	(18)	(9,282)	(33)	(16,213)
April 30, 2005	5	$1,638	22	$13,517

Securities Purchased on a When-Issued Basis

Delivery and payment for securities that have been purchased by the fund on a when-issued or forward- commitment basis can take place a month or more after the transaction date. During this period, such securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The fund segregates, with its custodian, assets with a market value equal to the amount of its purchase commitments. The purchase of securities on a when-issued or forward-commitment basis may increase the volatility of the fund's net asset value if the fund makes such

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American Income Fund

purchases while remaining substantially fully invested. As of April 30, 2005, the fund had no outstanding when-issued or forward-commitment securities.

In connection with the ability to purchase securities on a when-issued basis, the fund may also enter into dollar rolls in which the fund sells securities purchased on a forward-commitment basis and simultaneously contracts with a counterparty to repurchase similar (same type, coupon, and maturity), but not identical securities on a specified future date. As an inducement for the fund to "rollover" its purchase commitments, the fund receives negotiated amounts in the form of reductions of the purchase price of the commitment. Dollar rolls are considered a form of leverage. For the six months ended April 30, 2005, there were $17,971,875 in mortgage dollar roll transactions outstanding, which had $18,262,566 of segregated assets.

Illiquid Securities and Restricted Securities

A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Certain restricted securities may be considered illiquid. The fund may invest without limitation in illiquid and restricted securities, however it does not anticipate that more than 25% of its assets will be invested in these securities at any particular time.

Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the fund's board of directors as reflecting fair value. Certain restricted securities eligible for resale to qualified institutional investors, including Rule 144A securities, are not subject to the limitation on a fund's investment in illiquid securities if they are determined to be liquid in accordance with procedures adopted by the fund's board of directors.

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American Income Fund

Notes to Financial STATEMENTS (Unaudited) continued

At April 30, 2005, the fund held one illiquid security, the value of which was $35,479, which represents 0.04% of net assets. At April 30, 2005, there were no restricted securities.

Information concerning the illiquid security was as follows:

Security	Par	Date Acquired	Cost Basis
California Federal Bank Los Angeles	$35,534	1993	$3,692

Federal Taxes

The fund intends to continue to qualify as a regulated investment company as provided in Subchapter M of the Internal Revenue Code, as amended, and to distribute all taxable income, if any, to its shareholders. Accordingly, no provision for federal income taxes is required. The fund also intends to distribute its taxable net investment income and realized gains, if any, to avoid the payment of any federal excise taxes.

Net investment income and net realized gains (losses) may differ for financial statement and tax purposes because of temporary and permanent book/tax differences. These differences primarily relate to mark to market tax treatment of certain options and futures contracts, losses deferred under tax straddle rules, and the expiration of certain capital loss carryovers. To the extent these differences are permanent, reclassifications are made to the appropriate equity accounts in the period that the difference arises.

The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal year in which amounts are

2005 Semiannual Report

American Income Fund

distributed may differ from the year that the income or realized gains (losses) were recorded by the fund.

The tax character of distributions paid during the six months ended April 30, 2005 (estimated) and the fiscal year ended October 31, 2004 were as follows:

	2005	2004
Distributions paid from:
Ordinary income	$2,996,327	$5,975,168
Return of capital	-	51,902
	$2,996,327	$6,027,070

At October 31, 2004, the fund's most recently completed fiscal year-end, the components of accumulated deficit on a tax basis were as follows:

Undistributed ordinary income	$-
Accumulated capital losses	(12,684,429)
Unrealized appreciation	3,344,919
Accumulated deficit	$(9,339,510)

Distributions to Shareholders

Distributions from net investment income are declared and paid on a monthly basis. Any net realized capital gains on sales of securities for the fund are distributed to shareholders at least annually. Such distributions are payable in cash or, pursuant to the fund's dividend reinvestment plan, reinvested in additional shares of the fund's capital stock.

Repurchase Agreements

For repurchase agreements entered into with broker- dealers, the fund, along with other affiliated registered investment companies, may transfer uninvested cash balances into a joint trading account, the daily aggregate balance of which is invested in repurchase agreements secured by U.S. government or agency obligations. Securities pledged as collateral for all individual and joint

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American Income Fund

Notes to Financial STATEMENTS (Unaudited) continued

repurchase agreements are held by the fund's custodian bank until maturity of the repurchase agreement. Provisions for all agreements ensure that the daily market value of the collateral is in excess of the repurchase amount, including accrued interest, to protect the fund in the event of a default.

Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements, in conformity with U.S. generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported results of operations during the reporting period. Actual results could differ from these estimates.

(3) Fees and Expenses	Investment Advisory Fees

Pursuant to an investment advisory agreement (the "Agreement"), U.S. Bancorp Asset Management, Inc. ("USBAM"), a subsidiary of U.S. Bank National Association ("U.S. Bank"), manages the fund's assets and furnishes related office facilities, equipment, research, and personnel. The Agreement provides USBAM with a monthly investment advisory fee in an amount equal to an annualized rate of 0.65% of the fund's average weekly net assets. For its fee, USBAM provides investment advice, and in general, conducts the management and investment activities of the fund.

The fund may invest in related money market funds that are series of First American Funds, Inc. ("FAF"), subject to certain limitations. In order to avoid the payment of duplicative investment advisory fees to USBAM, which acts as the investment advisor to both the fund and the related money market funds, USBAM will reimburse the fund an amount equal to the investment advisory fee

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American Income Fund

received from the related money market funds that is attributable to the assets of the fund. For financial statement purposes, this reimbursement is recorded as investment income.

Administrative Fees

Pursuant to a co-administration agreement (the "Co-Administration Agreement"), USBAM serves as co-administrator for the fund (U.S. Bancorp Fund Services, LLC, a subsidiary of U.S. Bancorp, is also co-administrator but currently has no functional responsibilities related to the fund) and provides administrative services, including legal and shareholder services, to the fund. Under this Co-Administration Agreement, USBAM receives a monthly administrative fee equal to an annualized rate of 0.10% of the fund's average weekly net assets. For its fee, USBAM provides numerous services to the fund including, but not limited to, handling the general business affairs, financial and regulatory reporting, and various other services. Separate from the Co-Administration Agreement, USBAM (from its own resources) has retained SEI Investments, Inc. as a sub-administrator to perform, among other services, net asset value calculations.

Custodian Fees

U.S. Bank serves as the fund's custodian pursuant to a custodian agreement with the fund. The fee for the fund is equal to an annual rate of 0.01% of average weekly net assets. These fees are computed weekly and paid monthly.

Other Fees and Expenses

In addition to the investment advisory, administrative, and custodian fees, the fund is responsible for paying most other operating expenses, including: outside directors' fees and expenses, registration fees, printing and shareholder reports, transfer agent fees and expenses, legal, auditing,

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American Income Fund

Notes to Financial STATEMENTS (Unaudited) continued

and accounting services, insurance, interest, taxes, and other miscellaneous expenses.

(4) Investment Security Transactions	Cost of purchases and proceeds from sales of securities, other than temporary investments in short-term securities, for the six months ended April 30, 2005, aggregated $107,421,129 and $110,579,420, respectively.

(5) Capital Loss Carryover	For federal income tax purposes, the fund had capital loss carryovers at October 31, 2004, the fund's most recently completed fiscal year-end, which, if not offset by subsequent capital gains, will expire on the fund's fiscal year-ends as indicated below.

Capital Loss Carryover	Expiration
$1,155,089	2006
2,573,283	2007
4,931,683	2008
662,186	2009
3,362,188	2010
$12,684,429

(6) Indemnifications	The fund enters into contracts that contain a variety of indemnifications. The fund's maximum exposure under these arrangements is unknown. However, the fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

(7) Subsequent Event	At a meeting held June 20-22, 2005, the Board of Directors approved a new administration agreement under which, effective July 1, 2005, USBAM will serve as the sole administrator for the fund. The monthly administrative fee will be the same as under the current agreement, and will equal an annualized rate of 0.10% of the fund's average weekly net assets. At the same meeting, the Board approved an amendment to the fund's custodian agreement reducing the custody fee to an annual rate of 0.005% of average weekly net assets. This new fee structure will be effective July 1, 2005.

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American Income Fund

(8) Financial Highlights	Per-share data for a share of capital stock outstanding throughout each period and selected information for each period are as follows:

	Six Months Ended 4/30/05		Year Ended October 31,
	(Unaudited)		2004		2003	2002	2001	2000 (d)
Per-Share Data
Net asset value, beginning of period	$9.17		$9.06		$8.70	$9.19	$8.90	$9.23
Operations:
Net investment income	0.29		0.64		0.67	0.70	0.65	0.68
Net realized and unrealized gains (losses) on investments	(0.27)		0.11		0.37	(0.50)	0.26	(0.29)
Total from operations	0.02		0.75		1.04	0.20	0.91	0.39
Distributions to shareholders:
From net investment income	(0.32)		(0.64)		(0.68)	(0.69)	(0.59)	(0.67)
Tax return of capital	-		-	(e)	- (e)	-	(0.03)	(0.05)
Total distributions	(0.32)		(0.64)		(0.68)	(0.69)	(0.62)	(0.72)
Net asset value, end of period	$8.87		$9.17		$9.06	$8.70	$9.19	$8.90
Market value, end of period	$8.03		$8.55		$8.55	$8.37	$8.53	$8.06
Selected Information
Total return, net asset value (a)	0.45%		9.02%		12.53%	2.48%	10.96%	5.97%
Total return, market value (b)	2.75%		7.71%		10.38%	6.22%	13.69%	17.20%
Net assets at end of period (in millions)	$84		$87		$86	$82	$87	$105
Ratio of expenses to average weekly net assets excluding interest expense	0.93	%(g)	0.93%		0.95%	0.96%	0.89%	1.06%
Ratio of expenses to average weekly net assets including interest expense	1.53	%(g)	1.23%		1.48%	2.00%	2.06%	1.59%
Ratio of net investment income to average weekly net assets	6.43	%(g)	7.00%		7.49%	7.88%	7.37%	7.52%
Portfolio turnover rate	92%		193	%(f)	135%	54%	82%	65%
Amount of borrowings outstanding at end of period (in millions)	$19		$22		$10	$33	$33	$-
Per-share amount of borrowings outstanding at end of period	$2.00		$2.28		$1.04	$3.48	$3.46	$-
Per-share amount of net assets, excluding borrowings, at end of period	$10.87		$11.45		$10.10	$12.18	$12.66	$8.90
Asset coverage ratio (c)	543%		502%		970%	350%	366%	N/A

(a)  Assumes reinvestment of distributions at net asset value.

(b)  Assumes reinvestment of distributions at actual prices pursuant to the fund's dividend reinvestment plan.

(c)  Represents net assets, excluding borrowings, at end of period divided by borrowings outstanding at end of period.

(d)  Effective October 24, 2000, the advisor was changed from Mentor Investment Advisors, a wholly-owned subsidiary of First Union Corporation, to U.S. Bank National Association, acting through its First American Asset Management division. U.S. Bancorp Asset Management, Inc., a subsidiary of U.S. Bank National Association, is the successor to First American Asset Management.

(e)  Less than $0.01 per share.

(f)  The large turnover is due to increased activity in mortgage dollar roll transactions.

(g)  Annualized.

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American Income Fund

Schedule of INVESTMENTS (Unaudited)

American Income Fund  April 30, 2005

Description of Security	Par Value	Value (a)
(Percentages of each investment category relate to net assets)
High Yield Corporate Bonds - 36.0%
Basic Industry - 3.5%
Abitibi-Consolidated 8.55%, 8/1/10	$250,000	$240,625
Allegheny Technologies 8.38%, 12/15/11	110,000	114,950
Bowater Canada Finance 7.95%, 11/15/11	250,000	245,000
Caraustar Industries, Callable 4/1/06 @ 105.25 9.88%, 4/1/11	300,000	296,250
Georgia-Pacific 8.88%, 5/15/31	200,000	234,000
Huntsman ICI Chemicals, Callable 7/1/05 @ 103.38 10.13%, 7/1/09	105,000	108,412
Invista, Callable 5/1/08 @ 104.63 9.25%, 5/1/12 (c)	200,000	213,250
Nalco, Callable 11/15/07 @ 103.88 7.75%, 11/15/11	200,000	204,000
Norske Skog Canada, Series D, Callable 6/15/06 @ 104.31 8.63%, 6/15/11	300,000	306,000
OM Group, Callable 12/15/06 @ 104.62 9.25%, 12/15/11	300,000	305,250
Polyone 8.88%, 5/1/12	200,000	210,500
Stone Container, Callable 7/1/07 @ 104.19 8.38%, 7/1/12	200,000	198,000
Tembec Industries 8.50%, 2/1/11	300,000	229,500
		2,905,737
Brokerage - 0.3%
E*Trade Financial, Callable 6/15/08 @ 104.00 8.00%, 6/15/11	250,000	255,625
See accompanying Notes to Schedule of Investments.

2005 Semiannual Report

American Income Fund

American Income Fund
(Continued)

Description of Security	Par Value	Value (a)
Capital Goods - 2.7%
Case New Holland, Callable 8/1/07 @ 104.63 9.25%, 8/1/11 (c)	$200,000	$206,500
Graham Packaging, Callable 10/15/09 @ 104.94 9.88%, 10/15/14 (c)	250,000	236,250
Greif Brothers, Callable 8/1/07 @ 104.44 8.88%, 8/1/12	300,000	319,500
Owens-Brockway Glass Container, Callable 2/15/06 @ 104.44 8.88%, 2/15/09	500,000	528,750
Sequa 9.00%, 8/1/09	500,000	532,500
Texas Industries, Callable 6/15/07 @ 105.13 10.25%, 6/15/11	200,000	226,000
United Rentals, Callable 2/15/09 @ 103.50 7.00%, 2/15/14	250,000	225,000
		2,274,500
Communications - 6.2%
AT&T 9.05%, 11/15/11	142,000	161,927
Charter Communications Holdings 8.00%, 4/30/12	400,000	384,000
Citizens Communications 9.25%, 5/15/11	250,000	271,875
Crown Castle, Callable 8/15/05 @ 105.38 10.75%, 8/1/11	500,000	530,000
CSC Holdings, Series B 7.63%, 4/1/11	500,000	508,750
Dex Media, Callable 11/15/08 @ 104.00 8.00%, 11/15/13	200,000	206,250
DirectTV Holdings, Callable 3/15/08 @ 104.19 8.38%, 3/15/13	125,000	135,312
See accompanying Notes to Schedule of Investments.

2005 Semiannual Report

American Income Fund

Schedule of INVESTMENTS (Unaudited) continued

American Income Fund
(Continued)

Description of Security	Par Value	Value (a)
Dobson Cellular Systems, Callable 11/1/08 @ 104.94 9.88%, 11/1/12	$250,000	$252,500
Echostar 6.63%, 10/1/14 (c)	300,000	293,250
Horizon PCS, Callable 7/15/08 @ 105.69 11.38%, 7/15/12 (c)	200,000	222,000
Houghton Mifflin, Callable 10/15/08 @ 105.75 0.00%, 10/15/13 (b)	400,000	272,000
Insight Midwest, Callable 11/1/05 @ 105.25 10.50%, 11/1/10	200,000	213,000
Intelsat, Callable 1/15/10 @ 104.31 8.63%, 1/15/15 (c)	250,000	253,750
Panamsat, Callable 8/15/09 @ 104.50 9.00%, 8/15/14	195,000	203,775
Primedia, Callable 5/15/06 @ 104.44 8.88%, 5/15/11 (c)	200,000	207,500
Qwest 9.13%, 3/15/12	400,000	424,000
Qwest Capital Funding 7.00%, 8/3/09	400,000	360,000
Rogers Wireless 6.38%, 3/1/14	300,000	288,000
		5,187,889
Consumer Cyclicals - 4.1%
Buffets, Callable 7/15/06 @ 105.63 11.25%, 7/15/10	200,000	205,000
Dominos, Series B, Callable 7/1/07 @ 104.13 8.25%, 7/1/11	364,000	378,560
Isle of Capri Casinos, Callable 3/1/09 @ 103.50 7.00%, 3/1/14	500,000	485,000
Mandalay Resort, Series B 10.25%, 8/1/07	250,000	274,375
See accompanying Notes to Schedule of Investments.

2005 Semiannual Report

American Income Fund

American Income Fund
(Continued)

Description of Security	Par Value	Value (a)
Meristar Hospitality (REIT) 9.13%, 1/15/11	$200,000	$201,000
Mohegan Tribal Gaming 6.38%, 7/15/09	250,000	247,500
Service Corporation International 7.70%, 4/15/09	500,000	516,875
Six Flags, Callable 4/15/08 @ 104.88 9.75%, 4/15/13	500,000	437,500
Visteon 7.00%, 3/10/14	250,000	174,375
WCI Communities, Callable 5/1/07 @ 104.56 9.13%, 5/1/12	500,000	525,000
		3,445,185
Consumer NonCyclical - 2.1%
Ahold Finance USA 8.25%, 7/15/10	300,000	327,750
Delhaize America 9.00%, 4/15/31	250,000	296,853
Iasis Healthcare, Callable 6/15/09 @ 104.38 8.75%, 6/15/14	250,000	256,875
Sealy Mattress, Callable 6/15/09 @ 104.13 8.25%, 6/15/14	250,000	253,125
Simmons, Callable 1/15/09 @ 103.94 7.88%, 1/15/14	200,000	193,000
Swift & Co., Callable 10/1/06 @ 106.25 12.50%, 1/1/10	250,000	277,500
Triad Hospitals, Callable 11/15/08 @ 103.50 7.00%, 11/15/13	200,000	200,000
		1,805,103
Electric - 3.1%
AES 9.38%, 9/15/10	500,000	545,000
See accompanying Notes to Schedule of Investments.

2005 Semiannual Report

American Income Fund

Schedule of INVESTMENTS (Unaudited) continued

American Income Fund
(Continued)

Description of Security	Par Value	Value (a)
Calpine, Callable 7/15/07 @ 104.25 8.50%, 7/15/10 (c)	$300,000	$202,500
CMS Energy 8.50%, 4/15/11	500,000	530,000
Dynegy-Roseton Danskamme 7.67%, 11/8/16	200,000	177,000
Nevada Power, Callable 8/15/08 @ 104.50 9.00%, 8/15/13	400,000	441,000
Teco Energy 7.20%, 5/1/11	250,000	263,750
Texas Genco 6.88%, 12/15/14 (c)	250,000	245,000
TXU 5.55%, 11/15/14 (c)	250,000	240,988
		2,645,238
Energy - 0.5%
Bluewater Finance, Callable 2/15/07 @ 105.12 10.25%, 2/15/12	290,000	307,400
Parker Drilling, Series B, Callable 11/15/05 @ 105.06 10.13%, 11/15/09	175,000	182,875
		490,275
Industrials Other - 0.3%
Amsted Industries, Callable 10/15/07 @ 105.12 10.25%, 10/15/11 (c)	200,000	216,500
Insurance - 0.3%
Fairfax Financial Holdings 7.75%, 4/26/12	250,000	230,937
Miscellaneous - 10.6%
Dow Jones, Series 3-1 7.75%, 12/29/09 (c)	2,695,000	2,627,625
Dow Jones, Series 4-T1 8.25%, 6/29/10 (c)	350,000	337,969
Dow Jones, Series 4-T3 8.00%, 6/29/10 (c)	2,500,000	2,453,125
See accompanying Notes to Schedule of Investments.

2005 Semiannual Report

American Income Fund

American Income Fund
(Continued)

Description of Security	Par Value	Value (a)
Trac-X EM, Series trx1 6.50%, 12/23/08 (c)	$3,400,000	$3,435,700
		8,854,419
Natural Gas - 1.2%
El Paso 7.75%, 6/15/10	200,000	194,500
Tennessee Gas Pipeline 7.50%, 4/1/17	250,000	268,125
Williams 7.13%, 9/1/11	500,000	518,750
		981,375
Sovereign - 0.3%
Republic of Turkey 7.38%, 2/5/25 (k)	300,000	277,500
Technology - 0.6%
Lucent Technologies 6.45%, 3/15/29	250,000	210,625
Nortel Networks 6.13%, 2/15/06	250,000	252,500
		463,125
Transportation - 0.2%
Northwest Airlines 9.88%, 3/15/07	200,000	132,000
Total High Yield Corporate Bonds (cost: $30,074,533)		30,165,408
U.S. Government and Agency Securities - 52.8%
U.S. Agency Mortgage-Backed Securities - 51.7%
Adjustable Rate (f) - 1.8%
FNMA 4.10%, 7/1/27, #70179	3,490	3,544
4.09%, 10/1/32, #725110 (h)	950,070	976,320
GNMA 4.63%, 12/20/22, #8096 (h)	499,953	507,442
		1,487,306
Fixed Rate - 51.0%
FHLMC 3.87%, 9/1/18, #605911	337	343
6.50%, 8/1/30, #C43641 (h)	206,085	214,392
See accompanying Notes to Schedule of Investments.

2005 Semiannual Report

American Income Fund

Schedule of INVESTMENTS (Unaudited) continued

American Income Fund
(Continued)

Description of Security	Par Value	Value (a)
FHLMC Gold 6.50%, 11/1/28, #C00676	$499,266	$519,706
5.50%, 10/1/33, #A15120 (h)	1,670,976	1,688,722
FNMA 4.00%, 11/1/10, #254956 (h)	2,685,158	2,644,720
6.00%, 12/1/13, #190179	573,873	597,367
7.50%, 5/1/15, #537440	86,851	91,845
7.00%, 6/1/17, #254384 (h)	419,522	441,153
7.00%, 7/1/17, #254414 (h)	590,667	621,121
6.00%, 9/1/17, #653368 (h)	508,493	527,084
5.00%, 11/1/18, #750989 (h)	808,562	814,626
5.00%, 2/1/19, #767182 (h)	1,281,055	1,290,663
6.00%, 5/1/29, #323702 (h)	824,837	848,295
6.50%, 5/1/31, #540814 (h)	222,256	231,147
7.00%, 9/1/31, #596680 (h)	661,280	698,067
7.00%, 3/1/32, #635970 (h)	303,929	320,739
6.50%, 6/1/32, #596712 (h)	888,526	923,791
5.50%, 6/1/33, #709700 (h)	1,110,868	1,121,633
6.00%, 11/1/33, #743642 (j)	878,119	900,897
5.50%, 12/1/33, #756202 (h)	1,457,469	1,471,140
6.00%, 1/1/34, #763687	1,292,493	1,326,020
5.50%, 2/1/34, #766070	1,386,740	1,399,748
6.50%, 2/1/35, #735273	1,863,900	1,937,300
FNMA TBA
4.50%, 5/1/19 (i)	5,000,000	4,946,875
5.50%, 4/30/35 (i)	8,000,000	8,075,000
5.00%, 5/1/33 (i)	5,000,000	4,950,000
GNMA 6.50%, 4/15/33, #602233 (j)	648,080	678,254
5.50%, 8/15/33, #604567 (h)	1,662,591	1,692,202
6.00%, 7/15/34, #631574 (j)	890,120	917,376
		41,890,226
Total U.S. Agency Mortgage-Backed Securities		43,377,532
U.S. Treasury Obligations - 1.1%
U.S. Treasury Bill 2.62%, 6/2/05 (l)	100,000	99,773
See accompanying Notes to Schedule of Investments.

2005 Semiannual Report

American Income Fund

American Income Fund
(Continued)

Description of Security	Par Value	Value (a)
U.S. Treasury Note 4.25%, 11/15/14 (j)	$750,000	$752,460
		852,233
Total U.S. Government and Agency Securities (cost: $44,059,990)		44,229,765
CMO–Private Mortgage-Backed Securities - 25.4%
Adjustable Rate (f) - 6.1%
California Federal Bank Los Angeles Series 1991-Cl2, Cl A 6.15%, 7/15/21 (g)	34,402	35,479
Goldman Sachs Mortgage Securities Series 2003-1, Cl B2 6.86%, 3/25/43	1,951,343	2,046,434
Sequoia Mortgage Trust Series 2004-5, Cl X1 0.80%, 6/20/34 (d)	79,113,192	833,679
Washington Mutual MSC Mortgage Series 2003-AR3, Cl B1 4.99%, 6/25/33 (j)	1,758,969	1,813,286
Wells Fargo Mortgage-Backed Securities Trust Series 2003-D, Cl A1 4.84%, 2/25/33	371,652	377,395
		5,106,273
Fixed Rate - 19.3%
Citicorp Mortgage Securities Series 2004-5, Cl B3 5.27%, 8/25/34	1,255,284	1,183,532
Countrywide Alternative Loan Trust Series 2005-7CB, Cl 2A4 5.50%, 4/25/35	750,000	769,327
GMAC Mortgage Corporation Loan Trust Series 2003-GH2, Cl A3 5.00%, 3/25/23	1,500,000	1,478,685
Series 2003-J9, Cl A15 5.00%, 1/25/34	1,325,000	1,300,898
Series 2004-J5, Cl A7 6.50%, 1/25/35	1,213,951	1,270,088
See accompanying Notes to Schedule of Investments.

2005 Semiannual Report

American Income Fund

Schedule of INVESTMENTS (Unaudited) continued

American Income Fund
(Continued)

Description of Security	Par Value	Value (a)
Goldman Sachs Mortgage Securities Series 2001-2, Cl A 7.50%, 6/19/32 (c)	$583,805	$618,146
GRP/AG Real Estate Asset Trust Series 2004-1, Cl A 3.96%, 3/25/09 (b) (c)	183,474	183,933
Series 2004-2, Cl A 4.21%, 7/25/34 (b) (c)	602,281	602,189
Morgan Stanley Mortgage Loan Trust Series 2004-9, Cl 1A 6.36%, 11/25/34	1,226,194	1,259,914
Nomura Asset Acceptance Corporation Series 2004-R2, Cl B1 6.74%, 10/25/34 (c)	1,131,916	1,180,913
Prime Mortgage Trust Series 1004-2, Cl B2 5.20%, 11/25/19	421,272	415,685
Series 2004-2, Cl B3 5.20%, 11/25/19 (f)	315,710	303,056
Residential Asset Mortgage Products Series 2003-SL1, Cl M2 7.32%, 4/25/31	1,089,665	1,117,484
Series 2004-SL4, Cl A3 6.50%, 7/25/32	1,263,541	1,307,037
Residential Asset Securitization Trust Series 2002-A12, Cl 1A1 5.20%, 11/25/32	401,292	399,983
Washington Mutual MSC Mortgage Series 2003-MS9, Cl CB2 7.44%, 12/25/33	427,087	434,437
Wells Fargo Mortgage-Backed Securities Trust Series 2003-7, Cl A3 4.50%, 8/25/18 (j)	1,187,181	1,171,665
Series 2004-7, Cl B2 4.72%, 7/25/19	712,240	687,782
Series 2004-7, Cl B3 4.72%, 7/25/19	534,420	497,283
		16,182,037
Total CMO–Private Mortgage-Backed Securities (cost: $21,470,688)		21,288,310
See accompanying Notes to Schedule of Investments.

2005 Semiannual Report

American Income Fund

American Income Fund
(Continued)

Description of Security	Par Value	Value (a)
Asset-Backed Securities - 14.4%
Commercial - (0.7%)
Morgan Stanley Capital Series 1999-FNV1, Cl A1 6.12%, 3/15/31 (j)	$614,996	$629,590
Home Equity - 13.0%
Ace Securities Series 2003-OP1, Cl M3 4.67%, 12/25/33 (b) (f) (j)	1,500,000	1,511,820
First Franklin Mortgage Loan Series 2004-FFA, Cl M2F 4.62%, 3/25/24 (b) (j)	2,760,000	2,689,952
Home Equity Mortgage Trust Series 2004-2, Cl B1 4.92%, 8/25/34 (b) (f) (j)	1,000,000	1,003,760
Series 2004-5, Cl B1 5.75%, 2/25/35 (b)	500,000	491,565
Series 2004-6, Cl M2 5.32%, 4/25/35 (b) (j)	500,000	486,860
Residential Asset Securities Corporation Series 2002-KS1, Cl AI4 5.86%, 11/25/29 (j)	349,416	349,636
Residential Funding Mortgage Securities I Series 2004-HI2, Cl A4 5.24%, 9/25/18	2,000,000	2,024,340
Series 2003-HI4, Cl M1 5.53%, 2/25/29 (b) (j)	2,327,000	2,306,848
		10,864,781
Manufactured Housing - 0.7%
Green Tree Financial Series 1994-2, Cl A5 8.30%, 5/15/19 (j)	560,850	576,991
Total Asset-Backed Securities (cost: $12,169,096)		12,071,362
See accompanying Notes to Schedule of Investments.

2005 Semiannual Report

American Income Fund

Schedule of INVESTMENTS (Unaudited) continued

American Income Fund
(Continued)

Description of Security	Par Value	Value (a)
CMO–U.S. Agency Mortgage-Backed Securities - 10.6%
Fixed Rate - 5.7%
FHLMC REMIC Series 2690, Cl OE 5.00%, 11/15/28 (h)	$1,274,000	$1,283,479
FNMA REMIC Series 2004-27, Cl HB 4.00%, 5/25/19 (j)	1,923,137	1,765,767
Series, 2004-29, Cl WG 4.50%, 5/25/19	942,115	889,884
Series 2002-W1, Cl 2A 7.50%, 2/25/42 (j)	823,303	870,135
		4,809,265
Z-Bonds (e) - 4.9%
FHLMC REMIC Series 2676, Cl GZ 4.50%, 9/15/33	1,627,958	1,372,662
GNMA REMIC Series 2001-8, Cl Z 6.50%, 3/20/31 (h)	2,606,081	2,733,544
		4,106,206
Total CMO–U.S. Agency Mortgage-Backed Securities (cost: $8,281,836)		8,915,471
Corporate Bonds - 2.6%
Consumer Cyclicals - 1.3%
Ford Motor 7.00%, 10/1/13	500,000	449,780
General Motors 7.13%, 7/15/13 500,000 396,800 8.38%, 7/15/33	400,000	304,472
		1,151,052
Consumer NonCyclical - 0.3%
Glencore Funding LLC 6.00%, 4/15/14 (c)	250,000	239,040
See accompanying Notes to Schedule of Investments.

2005 Semiannual Report

American Income Fund

American Income Fund
(Continued)

Description of Security	Par Value/ Shares	Value (a)
Sovereign - 0.4%
Russian Federation 5.00%, 3/31/30 (c)	$300,000	$318,564
Transportation - 0.6%
American Airlines, Series 99-1 7.02%, 10/15/09	500,000	511,250
Total Corporate Bonds (cost: $2,467,809)		2,219,906
Total Investments in Unaffiliated Securities (cost: $118,523,952)		118,890,222
Affiliated Money Market Fund - 0.8%
First American Prime Obligations Fund, Cl Z (m)	697,355	697,355
Total Affiliated Money Market Fund (cost: $697,355)		697,355
Total Investments in Securities (n) - 142.6% (cost: $119,221,307)		$119,587,577
Notes to Schedule of Investments:

(a)  Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.

(b)  Delayed Interest (Step Bonds)–Securities for which the coupon rate of interest will adjust on a specified future date(s). The rate disclosed represents the coupon rate in effect as of April 30, 2005.

(c)  Security sold within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, which may be sold only to dealers in that program or other "qualified institutional buyers." These securities have been determined to be liquid under guidelines established by the fund's board of directors. As of April 30, 2005, the value of these investments was $14,534,692 or 17.3% of net assets.

(d)  Interest only–Represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. The interest rate disclosed represents the coupon rate in effect as of April 30, 2005.

(e)  Z-Bonds–Represents securities that pay no interest or principal during their accrual periods, but accrue additional principal at specified rates. Interest rate shown represents current yield based upon the cost basis and estimated future cash flows.

(f)  Variable Rate Security–The rate shown is the rate in effect as of April 30, 2005.

(g)  Security considered illiquid or restricted. As of April 30, 2005, the value of this investment was $35,479 or 0.04% of net assets. See note 2 in Notes to Financial Statements.

2005 Semiannual Report

American Income Fund

Schedule of INVESTMENTS (Unaudited) continued

(h)  On April 30, 2005, securities valued at $21,050,280 were pledged as collateral for the following outstanding reverse repurchase agreements:

Amount	Acquisition Date	Rate*	Due	Accrued Interest	Name of Broker and Description of Collateral
$8,745,241	4/11/05	3.04%	6/13/05	$14,770	(1)
7,482,000	4/20/05	2.98%	5/20/05	6,813	(2)
2,681,000	4/27/05	3.04%	5/20/05	905	(3)
$18,908,241				$22,488

*Interest rate as of April 30, 2005. Rates are based on the London InterBank Offered Rate (LIBOR) and reset monthly.

Name of broker and description of collateral:

  (1)  Morgan Stanley:

FHLMC, 6.50%, 8/1/30, $206,085 par

FNMA, 7.00%, 6/1/17, $419,522 par

FNMA, 7.00%, 7/1/17, $590,667 par

FNMA, 6.00%, 9/1/17, $508,493 par

FNMA, 5.00%, 11/1/18, $808,562 par

FNMA, 5.00%, 2/1/19, $1,281,055 par

FNMA, 6.00%, 5/1/29, $824,837 par

FNMA, 6.50%, 5/1/31, $222,256 par

FNMA, 7.00%, 9/1/31, $661,280 par

FNMA, 7.00%, 3/1/32, $303,929 par

FNMA, 6.50%, 6/1/32, $888,526 par

GNMA, 4.63%, 12/20/22, $499,953 par

GNMA REMIC, 6.50%, 3/20/31, $2,606,081 par

  (2)  Goldman Sachs:

FHLMC Gold, 5.50%, 10/1/33, $1,670,976 par

FHLMC REMIC, 5.00%, 11/15/28, $1,274,000 par

FNMA, 4.00%, 11/1/10, $2,685,158 par

FNMA, 5.50%, 6/1/33, $1,110,868 par

GNMA, 5.50%, 8/15/33, $1,662,591 par

  (3)  Morgan Stanley:

FNMA, 4.09%, 10/1/32, $950,070 par

FNMA, 5.50%, 12/1/33, $1,457,469 par

(i)  This security is a dollar roll transaction. On April 30, 2005, the total cost of these investments were $17,800,937. See note 2 in Notes to Financial Statements.

(j)  This security or a portion of this security is pledged as collateral for dollar roll transactions or positions purchased on a when-issued basis.

(k)  Represents a foreign high yield (non-investment grade) bond. On April 30, 2005, the value of this investment was $277,500, which represents 0.3% of net assets.

(l)  Security has been deposited as initial margin on open futures contracts. Yield shown is effective yield at date of purchase. See note 2 in Notes to Financial Statements.

(m)  Investment in affiliated security. This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for this fund. See note 3 in Notes to Financial Statements.

2005 Semiannual Report

American Income Fund

(n)  On April 30, 2005, the cost of investments in securities was $119,221,307. The aggregate gross unrealized appreciation and depreciation of investments in securities based on this cost, were as follows:

Gross unrealized appreciation	$2,045,220
Gross unrealized depreciation	(1,678,950)
Net unrealized appreciation	$366,270

Abbreviations:

Cl–Class

CMO–Collateralized Mortgage Obligation

FHLMC–Federal Home Loan Mortgage Corporation

FNMA–Federal National Mortgage Association

GNMA–Government National Mortgage Association

REIT–Real Estate Investment Trust

REMIC–Real Estate Mortgage Investment Conduit

TBA–To Be Announced

Schedule of Open Futures Contracts

Description	Number of Contracts (Sold)	Market Value Covered by Contracts	Settlement Month	Unrealized Depreciation
U.S. 20 Year Long Bond Futures Note	(5)	$(574,219)	Jun-05	$(7,869)
U.S. 5 Year Futures Note	(10)	(1,084,531)	Jun-05	(6,597)
U.S. 10 Year Futures Note	(65)	(7,242,422)	Jun-05	(142,603)
				$(157,069)

2005 Semiannual Report

American Income Fund

NOTICE TO SHAREHOLDERS (Unaudited)

How to Obtain a Copy of the Fund's Proxy Voting Policies and Proxy Voting Record

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, is available (1) without charge upon request by calling 800.677.FUND; (2) at firstamericanfunds.com; and (3) on the U.S. Securities and Exchange Commission's website at http://www.sec.gov.

Form N-Q Holdings Information

The fund is required to file its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the Securities and Exchange Commission on Form N-Q. The fund's Forms N-Q are available (1) without charge upon request by calling 800.677.FUND and (2) on the U.S. Securities and Exchange Commission's website at http://www.sec.gov. In addition, you may review and copy the fund's Forms N-Q at the Commission's Public Reference Room in Washington D.C. You may obtain information on the operation of the Public Reference Room by calling 1-800-SEC-0330.

2004 Semiannual Report

American Income Fund

Board of DIRECTORS

VIRGINIA STRINGER

Chairperson of American Income Fund, Inc.

Owner and President of Strategic Management Resources, Inc.

BENJAMIN FIELD III

Director of American Income Fund, Inc.

Retired; former Senior Financial Advisor, Senior Vice President, Chief Financial Officer, and Treasurer of Bemis Company, Inc.

ROGER GIBSON

Director of American Income Fund, Inc.

Retired; former Vice President of Cargo-United Airlines

VICTORIA HERGET

Director of American Income Fund, Inc.

Investment Consultant; former Managing Director of Zurich Scudder Investments

LEONARD KEDROWSKI

Director of American Income Fund, Inc.

Owner and President of Executive and Management Consulting, Inc.

RICHARD RIEDERER

Director of American Income Fund, Inc.

Retired; former President and Chief Executive Officer of Weirton Steel

JOSEPH STRAUSS

Director of American Income Fund, Inc.

Owner and President of Strauss Management Company

JAMES WADE

Director of American Income Fund, Inc.

Owner and President of Jim Wade Homes

American Income Fund, Inc.’s Board of Directors is comprised entirely of independent directors.

AMERICAN INCOME FUND
2005 Semiannual Report

U.S. Bancorp Asset Management, Inc., is a wholly owned subsidiary of U.S. Bank National Association, which is a wholly owned subsidiary of U.S. Bancorp.

This document is printed on paper containing 10% postconsumer waste.

6/2005	0167-05	MRF-SAR

Item 2—Code of Ethics

Not applicable to semi-annual report.

Item 3—Audit Committee Financial Expert

Not applicable to semi-annual report.

Item 4—Principal Accountant Fees and Services Response

Not applicable to semi-annual report.

Item 5—Audit Committee of Listed Registrants

Not applicable to semi-annual report.

Item 6 – Schedule of Investments

This schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7—Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to semi-annual report.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable until first annual report for a fiscal year ending on or after December 31, 2005.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Neither the registrant nor any “affiliated purchaser”, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), purchased any shares or other units of any class of the registrant’s equity securities that is registered pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Item 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of this Item.

Item 11 – Controls and Procedures

(a)            The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the date of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported timely.

(b)           There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)(1)  Not applicable.

(a)(2)  Certifications of the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act are filed as exhibits hereto.

(a)(3)  Not applicable.

(b)  Certifications of the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act are filed as exhibits hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Income Fund, Inc.

By:
/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date: July 8, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date: July 8, 2005

By:
/s/ Charles D. Gariboldi
Charles D. Gariboldi
Treasurer

Date: July 8, 2005